Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-cancelable Operating Leases

Future minimum lease payments under the existing operating leases, including the Branford, CT lease for which the Company remains jointly and severally liable, as of September 30, 2020 were as follows (in thousands):

Minimum Lease Payments
2020 (excluding the nine months ended September 30, 2020)	$745
2021	3,045
2022	3,113
2023	3,182
2024	197

$10,282

Future minimum lease payments under operating leases as of December 31, 2019 was as follows (in thousands):

MINIMUM LEASE PAYMENTS
2020	$2,977
2021	3,045
2022	3,113
2023	3,182
2024	197

$12,514